Basis of Presentation and Summary of Significant Accounting Policies - Schedule of Segment Reporting (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Total Sales	$ 858,816	$ 224,363	$ 1,610,008	$ 1,331,171
Total Segment income	515,539	75,186	657,226	520,682
General and Administrative expense	(95,720)	(60,642)	(382,871)	(232,571)
Salaries	(209,547)	(203,303)	(802,951)	(740,146)
Travel	(29,158)	(40,117)	(246,078)	(114,534)
Professional fees	(21,887)	(4,019)	(130,709)	(142,234)
Consulting			(73,443)	(79,084)
Bad debt expense			(128,463)	(50,000)
Facility lease	(110,455)	(82,034)	(305,883)	(280,239)
Depreciation	(9,443)	(11,763)	(41,437)	(52,444)
Share Based Expense				(353,140)
Change in derivative liability	(130,994)	(159,733)	216,269	116,259
Gain / (Loss) on disposition of assets	22,221
Interest Expense	(244,130)	(240,352)	(1,317,643)	(1,404,955)
Net Loss before income tax	(313,574)	(726,777)	(2,555,983)	(2,810,017)
Total Assets	4,566,256		4,307,223	2,818,119
Engineering and Manufacturing [Member]
Total Sales	107,567	151,633	513,919	567,417
Total Segment income	26,606	25,141	150,741	56,231
Clean Energy HRS [Member]
Total Sales	748,750	25,448	1,012,895	752,783
Total Segment income	486,434	17,835	428,445	457,978
Total Assets	2,696,079		2,405,628	1,777,354
CETY Europe [Member]
Total Sales	2,499	47,282	83,194	10,971
Total Segment income	2,499	$ 32,210	78,040	6,473
Total Assets	19,002		23,679	11,636
Electronics Assembly [Member]
Total Assets	$ 1,851,175		$ 1,877,916	$ 1,029,129